Note 7 - Rent Obligation (Details) - Schedule of Rent Obligation - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Schedule of Rent Obligation [Abstract]
2015		$ 37,000
2016	$ 38,000	38,000
2017	39,000	39,000
2018	$ 3,600	$ 3,000